Write-Downs of Long-Lived Assets (Tables)	6 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Long-Lived Assets Classified as Held for Sale
As of March 31, 2024 and September 30, 2024, the long-lived assets and liabilities associated with those assets classified as held for sale in the accompanying consolidated balance sheets are as follows.

	Millions of yen
	As of March 31, 2024	As of September 30, 2024
Investment in operating leases	¥43,775	¥22,212
Property under facility operations	8,405	0
Office facilities	82	0
Other assets	6,005	667
Other liabilities	68	0

Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets
For the six months ended September 30, 2023 and 2024, the Company and its subsidiaries recognized impairment losses for the difference between carrying amounts and fair values in the amount of ¥538 million and ¥506 million, respectively, which are reflected as write-downs of long-lived assets. Breakdowns of these amounts are as follows.

	Six months ended September 30, 2023		Six months ended September 30, 2024
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs of the assets held for sale:
Condominiums	¥0	1	¥5	2
Others*	8	—	235	—

Total	¥8	—	¥240	—

	Six months ended September 30, 2023		Six months ended September 30, 2024
	Amount (Millions of yen)	The number of properties	Amount (Millions of yen)	The number of properties
Write-downs due to decline in estimated future cash flows:
Commercial facilities other than office buildings	439	2	0	0
Condominiums	1	1	0	0
Others*	90	—	266	—

Total	¥530	—	¥266	—

*	For “Others,” the number of properties is omitted.